Gold stream obligation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value measurement of liabilities
The following is a summary of the changes in the gold stream obligation:

$

Balance at December 31, 2022	—
Fair value at acquisition (Note 6)	173,700
Exercise of buy-back option	(46,400)
Change in fair value	12,300
Balance at December 31, 2023	139,600
As at December 31, 2023, the Company’s financial assets and liabilities measured at fair value are categorized as follows:

	As at December 31, 2023			As at December 31, 2022
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	$	$	$	$	$	$

Long-term investments (Note 9)	86,007	—	—	31,865	—	—
Fuel derivative contracts (Note 17)	—	481	—	—	5,009	—
Gold stream obligation (Note 6 and Note 18)			(139,600)			—